Voya High Yield Bond Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	2.78%	4.82%
Performance Inception Date		Dec. 15, 1998
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.73%	0.35%	2.45%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.06%	1.03%	2.64%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%	4.50%	6.45%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.20%	2.55%	4.46%
Performance Inception Date		Dec. 15, 1998
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class C | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%	4.50%	6.45%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.38%	3.65%	5.44%
Performance Inception Date		Jul. 31, 2008
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%	4.50%	6.45%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.74%	3.04%	4.83%
Performance Inception Date		Jan. 30, 2014
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%	4.50%	6.45%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.59%	3.72%	5.49%
Performance Inception Date		Aug. 03, 2016
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R6 | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%	4.50%	6.45%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	3.58%	5.35%
Performance Inception Date		Jul. 29, 2011
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class W | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%	4.50%	6.45%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.